UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:            |_|; Amendment Number: __

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       SIVIK GLOBAL HEALTHCARE, LLC

Address:    733 Third Avenue, 18th Floor
            New York, New York 10017

13F File Number: 028-10170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam Jaffe
Title:      Chief Financial Officer
Phone:      212-702-2038

Signature, Place and Date of Signing:


 /s/ Adam Jaffe                  New York, New York             August 16, 2010
---------------                 -------------------            ----------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   104,118
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE    SHARED   NONE
--------------                 --------------    -----       -------   ------- --- ----   ----------   -----  ----    ------   ----
3SBIO INC                      SPONSORED ADR    88575Y105   1,396      120,000 SH         SOLE         NONE   120,000  0       0
ACORDA THERAPEUTICS INC        COM              00484M106   1,400       45,000 SH         SOLE         NONE    45,000  0       0
AETNA INC NEW                  COM              00817Y108   2,849      108,000 SH         SOLE         NONE   108,000  0       0
ALLERGAN INC                   COM              018490102   1,457       25,000 SH         SOLE         NONE    25,000  0       0
AMERIGROUP CORP                COM              03073T102   3,151       97,000 SH         SOLE         NONE    97,000  0       0
AMERISOURCEBERGEN CORP         COM              03073E105   1,842       58,000 SH         SOLE         NONE    58,000  0       0
AMYLIN PHARMACEUTICALS INC     COM              032346108   3,760      200,000 SH         SOLE         NONE   200,000  0       0
BECKMAN COULTER INC            COM              075811109   2,592       43,000 SH         SOLE         NONE    43,000  0       0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101   2,465      130,000 SH         SOLE         NONE   130,000  0       0
BRISTOL MYERS SQUIBB CO        COM              110122108   6,235      250,000 SH         SOLE         NONE   250,000  0       0
CADENCE PHARMACEUTICALS INC    COM              12738T100     379       54,000 SH         SOLE         NONE    54,000  0       0
CAREFUSION CORP                COM              14170T101   2,270      100,000 SH         SOLE         NONE   100,000  0       0
CELGENE CORP                   COM              151020104   1,525       30,000 SH         SOLE         NONE    30,000  0       0
CERNER CORP                    COM              156782104   1,594       21,000 SH         SOLE         NONE    21,000  0       0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104   2,102      200,000 SH         SOLE         NONE   200,000  0       0
CIGNA CORP                     COM              125509109   1,864       60,000 SH         SOLE         NONE    60,000  0       0
COMMUNITY HEALTH SYS INC NEW   COM              203668108   1,352       40,000 SH         SOLE         NONE    40,000  0       0
CYNOSURE INC                   CL A             232577205     808       75,000 SH         SOLE         NONE    75,000  0       0
DAVITA INC                     COM              23918K108   4,683       75,000 SH         SOLE         NONE    75,000  0       0
EXPRESS SCRIPTS INC            COM              302182100   2,257       48,000 SH         SOLE         NONE    48,000  0       0
GENZYME CORP                   COM              372917104   3,046       60,000 SH         SOLE         NONE    60,000  0       0
GILEAD SCIENCES INC            COM              375558103   2,571       75,000 SH         SOLE         NONE    75,000  0       0
HEALTH MGMT ASSOC INC NEW      CL A             421933102   2,292      295,000 SH         SOLE         NONE   295,000  0       0
HILL ROM HLDGS INC             COM              431475102   1,369       45,000 SH         SOLE         NONE    45,000  0       0
HUMAN GENOME SCIENCES INC      COM              444903108   2,606      115,000 SH         SOLE         NONE   115,000  0       0
ICON PUB LTD CO                SPONSORED ADR    45103T107   2,167       75,000 SH         SOLE         NONE    75,000  0       0
INCYTE CORP                    COM              45337C102     830       75,000 SH         SOLE         NONE    75,000  0       0
LCA-VISION INC                 COM PAR $.001    501803308     372       67,200 SH         SOLE         NONE    67,200  0       0
LIFE TECHNOLOGIES CORP         COM              53217V109   1,890       40,000 SH         SOLE         NONE    40,000  0       0
MCKESSON CORP                  COM              58155Q103   4,030       60,000 SH         SOLE         NONE    60,000  0       0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   1,928       35,000 SH         SOLE         NONE    35,000  0       0
METTLER TOLEDO INTERNATIONAL   COM              592688105   2,233       20,000 SH         SOLE         NONE    20,000  0       0
OPTIMER PHARMACEUTICALS INC    COM              68401H104   1,159      125,000 SH         SOLE         NONE   125,000  0       0
OREXIGEN THERAPEUTICS INC      COM              686164104     609      145,000 SH         SOLE         NONE   145,000  0       0
PAREXEL INTL CORP              COM              699462107   3,035      140,000 SH         SOLE         NONE   140,000  0       0
PHARMACEUTICAL PROD DEV INC    COM              717124101   1,906       75,000 SH         SOLE         NONE    75,000  0       0
SALIX PHARMACEUTICALS INC      COM              795435106   1,171       30,000 SH         SOLE         NONE    30,000  0       0
ST JUDE MED INC                COM              790849103   2,346       65,000 SH         SOLE         NONE    65,000  0       0
STRYKER CORP                   COM              863667101   2,253       45,000 SH         SOLE         NONE    45,000  0       0
SYNERON MEDICAL LTD            ORD SHS          M87245102   1,131      110,000 SH         SOLE         NONE   110,000  0       0
THERMO FISHER SCIENTIFIC INC   COM              883556102   3,924       80,000 SH         SOLE         NONE    80,000  0       0
UNITEDHEALTH GROUP INC         COM              91324P102   2,130       75,000 SH         SOLE         NONE    75,000  0       0
UNIVERSAL HLTH SVCS INC        CL B             913903100   2,823       74,000 SH         SOLE         NONE    74,000  0       0
VERTEX PHARMACEUTICALS INC     COM              92532F100   1,645       50,000 SH         SOLE         NONE    50,000  0       0
WATERS CORP                    COM              941848103   2,588       40,000 SH         SOLE         NONE    40,000  0       0
WATSON PHARMACEUTICALS INC     COM              942683103   2,840       70,000 SH         SOLE         NONE    70,000  0       0
ZIMMER HLDGS INC               COM              98956P102   3,243       60,000 SH         SOLE         NONE    60,000  0       0

SK 21731 0005 1122101